Equity Method Investments (Summary of Equity Method Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 1,362,461	¥ 1,313,887
Investment in corporate entities
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,036,469	1,002,560
Investment in real estate joint ventures
Schedule of Equity Method Investments [Line Items]
Equity method investments	130,937	124,537
Investment in partnerships and other investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 195,055	¥ 186,790